Note 8 - Share Capital and Share-based Payments - Summary of Continuity of Options (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Statement Line Items [Line Items]
Granted, number of options	0	3,333
Stock Option Plan [member]
Statement Line Items [Line Items]
Outstanding – beginning of year, number of options	1,094,001	1,865,519
Outstanding – beginning of year, weighted average exercise price (in CAD per share)	$ 1.90	$ 1.69
Granted, number of options	0	3,333
Granted, weighted average exercise price (in CAD per share)	$ 0	$ 1.06
Forfeited or cancelled, number of options	(141,666)	(29,334)
Forfeited or cancelled, weighted average exercise price (in CAD per share)	$ 4.06	$ 1.06
Exercised, number of options	(247,866)	(745,517)
Exercised, weighted average exercise price (in CAD per share)	$ 1.51	$ 1.41
Outstanding – end of year, number of options	704,469	1,094,001
Outstanding – end of year, weighted average exercise price (in CAD per share)	$ 1.60	$ 1.90
Number of options exercisable	661,135	877,001
Options exercisable – end of year, weighted average exercise price (in CAD per share)	$ 1.60	$ 1.99
Omnibus Incentive Plan [member]
Statement Line Items [Line Items]
Outstanding – beginning of year, number of options	23,334	35,000
Outstanding – beginning of year, weighted average exercise price (in CAD per share)	$ 2.09	$ 2.09
Exercised, number of options	0	(11,666)
Exercised, weighted average exercise price (in CAD per share)	$ 0	$ 2.09
Outstanding – end of year, number of options	23,334	23,334
Outstanding – end of year, weighted average exercise price (in CAD per share)	$ 2.09	$ 2.09
Number of options exercisable	11,668	0
Options exercisable – end of year, weighted average exercise price (in CAD per share)	$ 2.09	$ 0